Investments Accounted for Under Equity Method	12 Months Ended
Dec. 31, 2018
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Investments Accounted for Under Equity Method

NOTE 18—INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD

The Group investments accounted for under the Equity method are Constellium-UACJ ABS LLC and Rhenaroll S.A.

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017
At January 1,	1	16
Group share in loss	(33)	(29)
Additions	—	—
Reclassified to non-current other financial assets	33	14
Effects of changes in foreign exchange rates	—	—

At December 31	1	1

At December 31, 2018, the loan to Constellium-UACJ ABS LLC is, in substance, part of Constellium’s investment in the joint-venture as it represents a long-term strategic investment that is not expected to be settled in the foreseeable future. Constellium’s accumulated share of the losses of joint-ventures, in excess of the initial investment, is thus recognized against other financial assets for a cumulative amount of €49 million at December 31, 2018, of which €33 million was recognized during the year ended December 31, 2018.

		Group share of joint venture’s net assets		Group share of joint venture’s profit / (loss)
(in millions of Euros)	% interest	At December 31, 2018	At December 31, 2017	At December 31, 2018	At December 31, 2017
Constellium-UACJ ABS LLC(A)	51.00%	(49)	(14)	(33)	(29)
Rhenaroll S.A.(B)	49.85%	1	1	—	—

Group share		(48)	(13)	(33)	(29)

Reclassified to non-current other financial assets		49	14	—	—

Investment in joint venture		1	1	(33)	(29)

Constellium-UACJ ABS LLC and Rhenaroll S.A. are private companies with no quoted market prices available for their shares.

(A)

Constellium-UACJ ABS LLC, a joint venture in which Constellium holds a 51% interest, was created in 2014. This joint venture operates a facility located in Bowling Green, Kentucky and supplies aluminium sheet to the North American automotive industry. The joint venture started its operations in 2016. We have determined that, under the terms of the joint venture agreement, we do not control Constellium- UACJ ABS LLC because our existing rights associated with the decision-making process do not give us the ability to direct the relevant activities of the joint venture unilaterally and as a result, Constellium does not have power over the joint venture as of December 31, 2018.

(B)

The Group also holds a 49.85% interest in a joint venture named Rhenaroll S.A. (located in Biesheim, France), specialized in the chrome-plating, grinding and repairing of rolling mills’ roll and rollers.

Both investments are included in P&ARP segment assets.

Constellium-UACJ ABS LLC financial statements

The information presented hereafter reflects the amounts included in the Consolidated Financial Statements of the relevant entity in accordance with Group accounting principles and not the Company’s share of those amounts.

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Current assets
Cash and cash equivalents	8	5
Trade receivables and other	49	35
Inventories	68	57
Non-current assets
Property, plant and equipment	166	161
Intangible assets	—	1

Total Assets	291	259

Current liabilities
Trade payables and other	79	34
Borrowings(A)	36	206
Non-current liabilities
Borrowings(A)	271	47
Equity	(95)	(28)

Total Equity and Liabilities	291	259

(A)	In February 2018, the shareholders agreed to modify the terms of their loan to Constellium-UACJ ABS LLC by reducing the interest rate and extending the maturity to March 31, 2023.

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017
Revenue	262	123
Cost of sales	(309)	(151)
Selling and administrative expenses	(10)	(14)

Loss from operations	(57)	(42)

Finance costs(A)	(7)	(15)

Net loss	(64)	(57)

(A)	Finance costs include a €11 million gain related to the shareholders’ loan modification for the year ended December 31, 2018.

Constellium subsidiaries’ intercompany balances with Constellium-UACJ ABS LLC

The transactions during the years and the year-end balances between Group companies that are fully consolidated and Constellium-UACJ ABS LLC are included in the Group’s Consolidated Income Statement and Consolidated Statement of Financial Position and are detailed below:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Trades receivables and other—current	38	15
Other financial assets (A)	69	83

(A)

Other financial assets correspond to the loan to Constellium-UACJ ABS LLC as of December 31, 2018 and 2017. As of December 31, 2018, the carrying value of the loan is €118 million (€97 million at December 31, 2017). The carrying value is presented net of €49 million of Constellium’s share of losses of joint venture (€ 14 million at December 31, 2017).

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017
Revenue	169	59
Cost of sales	(19)	—
Fees and recharges(A)	4	3
Finance income	4	6

(A)	Fees and recharges are presented in Cost of sales or Selling and administrative expenses depending on their nature.

Guarantees and commitments given to Constellium-UACJ ABS LLC by the Group are:

(in millions of euros)	Year ended December 31, 2018	Year ended December 31, 2017
Financial guarantees	11	11
Loan facility commitment	3	—
Supplier guarantees	3	3